Business segment reporting (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other aggregates:
Total assets	R$ 645,703,039	R$ 634,393,240	R$ 605,394,528
Loans and advances to customers	272,420,157	252,002,774	252,033,449
Customer deposits	276,042,141	247,445,177	243,042,872
Commercial Banking
Other aggregates:
Total assets	580,090,402	557,624,385	524,192,046
Loans and advances to customers	217,539,344	191,433,209	185,371,651
Customer deposits	225,926,433	228,923,947	223,165,976
Global Wholesale Banking
Other aggregates:
Total assets	65,612,638	76,768,855	81,202,482
Loans and advances to customers	54,880,812	60,569,565	66,661,798
Customer deposits	R$ 50,115,708	R$ 18,521,230	R$ 19,876,896